Average Annual Total Returns - Artisan High Income Fund	Investor 1-Year	Investor 5-Year	Investor Since Inception	Investor Inception Date	Investor Return After Taxes on Distributions 1-Year	Investor Return After Taxes on Distributions 5-Year	Investor Return After Taxes on Distributions Since Inception	Investor Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor ICE BofAML US High Yield Master II Index(reflects no deduction for fees, expenses or taxes) 1-Year	Investor ICE BofAML US High Yield Master II Index(reflects no deduction for fees, expenses or taxes) 5-Year	Investor ICE BofAML US High Yield Master II Index(reflects no deduction for fees, expenses or taxes) Since Inception	Advisor 1-Year	Advisor 5-Year	Advisor Since Inception	Advisor Inception Date	Advisor ICE BofAML US High Yield Master II Index(reflects no deduction for fees, expenses or taxes) 1-Year	Advisor ICE BofAML US High Yield Master II Index(reflects no deduction for fees, expenses or taxes) 5-Year	Advisor ICE BofAML US High Yield Master II Index(reflects no deduction for fees, expenses or taxes) Since Inception	Institutional 1-Year	Institutional 5-Year	Institutional Since Inception	Institutional Inception Date	Institutional ICE BofAML US High Yield Master II Index(reflects no deduction for fees, expenses or taxes) 1-Year	Institutional ICE BofAML US High Yield Master II Index(reflects no deduction for fees, expenses or taxes) 5-Year	Institutional ICE BofAML US High Yield Master II Index(reflects no deduction for fees, expenses or taxes) Since Inception
Total	9.97%	8.97%	7.00%	Mar. 19, 2014	7.18%	5.98%	4.08%	5.73%	5.55%	4.01%	6.17%	8.43%	5.37%	10.20%	9.15%	7.16%	Mar. 19, 2014	6.17%	8.43%	5.37%	10.21%		7.83%	Oct. 03, 2016	6.17%		6.35%